Net Loss Per Share (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per common share
	Three Months Ended March 31, 2023	January 25, 2022 (Inception) to March 31, 2022

Numerator:
Net loss	$(5,173,574)	$(176,648)
Denominator:
Weighted average common shares outstanding	10,772,493	7,500,000
Net loss per share, basic and diluted	$(0.48)	$(0.02)

January 25, 2022 (Inception) to December 31, 2022
Numerator:
Net loss	$(6,714,329)
Denominator:
Weighted average common shares outstanding	7,890,507
Net loss per share, basic and diluted	$(0.85)